Dividends	12 Months Ended
Jun. 30, 2019
Dividends
Dividends

12 Dividends

Dividends paid in the year were $29,615,000 (2018: $29,555,000; 2017: $29,525,000) equivalent to $0.18 (2018: $0.18; 2017: $0.18) per share. The pounds sterling equivalents were £23,326,000 (2018: £21,982,000; 2017: £23,295,000) equivalent to £0.14 (2018: £0.13; 2017: £0.14) per share.